Shareholders' equity (Schedule of Status of RSU) (Details) - RSU - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Number of RSU
Outstanding at the beginning of the year	118,253	0
Granted	326,686	124,727
Exercised	(3,387)	(849)
Forfeited	(3,725)	(5,625)
Outstanding at the end of the year	437,827	118,253
Weighted-average grant date fair value
Outstanding at the beginning of the year	$ 22.95	$ 0.00
Granted	27.90	22.95
Exercised	24.31	23.14
Forfeited	23.09	23.03
Outstanding at the end of the year	$ 26.63	$ 22.95